Description of Business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business	Description of Business
In July 2025, we changed our corporate name from International Game Technology PLC to Brightstar Lottery PLC (NYSE: BRSL) (“Brightstar”). We will not distinguish between our prior and current corporate name and will refer to our current corporate name throughout this Form 20-F. As such, unless we expressly indicate or the context requires otherwise, the terms “Brightstar,” “Company,” “we,” “us,” and “our” in this filing refer to Brightstar Lottery PLC (the “Parent”) and where appropriate, its consolidated subsidiaries.
Brightstar is a global leader in lottery focused on innovation and forward-thinking strategies and solutions, building on our renowned expertise in delivering secure technology and producing reliable, comprehensive solutions for our customers. As a pure-play global lottery company, our best-in-class lottery operations, retail, and digital solutions, and award-winning lottery games enable our customers to achieve their goals, responsibly entertain players, and distribute meaningful benefits to communities. Brightstar has a well‑established local presence and is a trusted partner to governments and regulators around the world, creating value by adhering to the highest standards of service, integrity and responsibility.
On July 1, 2025, the Company completed the sale of the Gaming & Digital business (“IGT Gaming”) to a holding company (the “Buyer”) owned by funds managed by affiliates of Apollo Global Management, Inc. (NYSE: APO) (the “Apollo Funds”), pursuant to definitive agreements (the “Transaction Agreements”) entered into on July 26, 2024. Refer to Note 3. Discontinued Operations and Assets Held for Sale.